RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

12. RELATED PARTY TRANSACTIONS

Related party transactions not otherwise described in these consolidated financial statements are shown below. The remuneration of the Company's directors and other members of key management, being the Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer who have the authority and responsibility for planning, directing and controlling the activities of the Company, consist of the following amounts:

	December 31,	December 31,	December 31,
	2023	2022	2021
Management compensation	$720,500	$720,003	$720,923
Share-based expense*	81,233	105,792	104,250
Directors' fees	149,000	163,000	163,000
RSU payment**	12,904	23,000	-
	$963,637	$1,011,795	$988,173

* Share-based expense consists of options and RSUs awarded to key management and directors, measured at the fair value of the equity instrument on grant date and does not include any cash compensation.

** RSU payment consists of cash paid for the repurchase of vested RSUs held by key management and directors.

During the year ended December 31, 2023, the Company paid consulting fees of $60,000 (2022 - $60,000; 2021 - $60,000) to a consulting company owned by the spouse of the Chief Executive Officer.

As at December 31, 2023, there are no amounts due to related parties included in accounts payable and accrued liabilities.